Condensed Consolidated Statements of Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Total	Consolidated Entity	Offshore Fund [Member]	AQUA U.S. Fund [Member]	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Noncontrolling Interests in Consolidated Entities	Noncontrolling Interests in Consolidated Entities Consolidated Entity	Noncontrolling Interests in Consolidated Entities Offshore Fund [Member]	Noncontrolling Interests in Consolidated Entities AQUA U.S. Fund [Member]	Convertible Preferred Stock	Redeemable Noncontrolling Interests	Redeemable Noncontrolling Interests Consolidated Entity
Beginning balance (in shares) at Dec. 31, 2015					2,011				0					0
Beginning balance at Dec. 31, 2015	$ 136,636				$ 20	$ 234,716	$ (202,546)	$ 0	$ (25)	$ 104,471				$ 0	$ 240
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of treasury stock (in shares)									(1)
Purchase of treasury stock	(20)								$ (20)
Retirement of treasury stock (in shares)									1
Retirement of treasury stock	0					(45)			$ 45
Equity-based compensation (in shares)					5
Equity-based compensation	11,573					6,073	5,439			61
Amortization of preferred stock discount	0
Dividends declared - preferred stock	0
Excess tax benefit (deficiency) on equity-based compensation	(284)					(284)
Deferred compensation plan distribution (in shares)					0
Deferred compensation plan distribution	0
Employee advances	(41)					(41)
Contributions from noncontrolling interests	2,373									2,373
Reallocation of carrying value	(1,469)					(2,623)				1,154					1,469
Redemption of noncontrolling interest			$ (179)	$ (46,248)								$ (179)	$ (46,248)		(18)
Redemption value adjustment, year-to-date	(936)						(936)								936
Foreign currency translation adjustment	0
Net income (loss)	(11,256)									(8,860)					(1,147)
Net income (loss)	(2,396)
Ending balance (in shares) at Dec. 31, 2016					2,016				0					0
Ending balance at Dec. 31, 2016	90,149				$ 20	237,796	(200,439)	0	$ 0	52,772				$ 0	1,480
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock	(24)
Equity-based compensation (in shares)					4
Equity-based compensation	8,469					7,746	684			39
Amortization of preferred stock discount	0
Dividends declared - preferred stock	0
Deferred compensation plan distribution (in shares)					3
Deferred compensation plan distribution	229					229
Employee advances	(433)					(433)
Contributions from noncontrolling interests	983									983
Reallocation of carrying value	(1,187)					(681)				(506)					1,187
Acquisitions	425									425
Redemption of noncontrolling interest				$ (52,782)									(52,782)
OpenKey warrant issuance	28									28
Redemption value adjustment, year-to-date	(1,270)						(1,270)								1,270
Distributions to consolidated noncontrolling interests	(239)						(19)			(220)
Acquisitions (in shares)					71
Acquisitions	5,454				$ 1	5,062				391					2,658
Foreign currency translation adjustment	(135)							(135)
Net income (loss)	(18,710)									(358)					(1,484)
Net income (loss)	(18,352)						(18,352)
Ending balance (in shares) at Dec. 31, 2017					2,094				0					0
Ending balance at Dec. 31, 2017	30,957				$ 21	249,695	(219,396)	(135)	$ 0	772				$ 0	5,111
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(5,723)
Ending balance (in shares) at Mar. 31, 2018					2,103									0
Ending balance at Mar. 31, 2018	32,105				$ 21	255,037	(224,281)	(232)		1,560				$ 0	4,662
Beginning balance (in shares) at Dec. 31, 2017					2,094				0					0
Beginning balance at Dec. 31, 2017	30,957				$ 21	249,695	(219,396)	(135)	$ 0	772				$ 0	5,111
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation (in shares)					4
Equity-based compensation	6,069					6,061				8
Amortization of preferred stock discount	0
Dividends declared - preferred stock	$ 0
Deferred compensation plan distribution (in shares)	2				2
Deferred compensation plan distribution	$ 134
Employee advances	45					45
Contributions from noncontrolling interests	2,666									2,666
Reallocation of carrying value	(1,166)					530				(1,696)					1,166
Redemption value adjustment, year-to-date	738						738								(738)
Distributions to consolidated noncontrolling interests	(14)						(14)
Foreign currency translation adjustment	(251)							(213)		(38)
Acquisitions (in shares)					9
Acquisitions	838					838									(838)
Net income (loss)	2,946									(291)					151
Net income (loss)	3,237
Ending balance (in shares) at Jun. 30, 2018					2,109									0
Ending balance at Jun. 30, 2018	42,962				$ 21	257,303	(215,435)	(348)		1,421				$ 0	4,852
Beginning balance (in shares) at Dec. 31, 2017					2,094				0					0
Beginning balance at Dec. 31, 2017	30,957				$ 21	249,695	(219,396)	(135)	$ 0	772				$ 0	5,111
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation (in shares)					6
Equity-based compensation	10,019					10,009				10
Issuance of common stock (in shares)					280
Issuance of common stock	18,931				$ 3	18,928
Discount on preferred shares	0													(2,883)
Amortization of preferred stock discount	(730)						(730)							$ 730
Dividends declared - preferred stock	(4,466)						(4,466)
Deferred compensation plan distribution (in shares)					3
Deferred compensation plan distribution	241
Employee advances	(82)					(82)
Contributions from noncontrolling interests	2,666									2,666
Reallocation of carrying value	(1,166)					530				(1,696)					1,166
Redemption of noncontrolling interest	0	$ (382)									$ (382)					$ 55
OpenKey warrant issuance													$ 26
Redemption value adjustment, year-to-date	168						168								(168)
Distributions to consolidated noncontrolling interests	(14)									(14)					(300)
Foreign currency translation adjustment	(363)							(363)							(57)
Acquisitions (in shares)					9									8,120
Acquisitions	838					838								$ 203,000	(838)
Foreign currency translation adjustment	(420)
Net income (loss)	9,258									(924)					(1,438)
Net income (loss)	10,182
Ending balance (in shares) at Dec. 31, 2018					2,392				0					8,120
Ending balance at Dec. 31, 2018	65,901				$ 24	280,159	(214,242)	(498)	$ 0	458				$ 200,847	3,531
Beginning balance (in shares) at Mar. 31, 2018					2,103									0
Beginning balance at Mar. 31, 2018	32,105				$ 21	255,037	(224,281)	(232)		1,560				$ 0	4,662
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation (in shares)					4
Equity-based compensation	2,272					2,272
Amortization of preferred stock discount	0
Dividends declared - preferred stock	$ 0
Deferred compensation plan distribution (in shares)	1				2
Deferred compensation plan distribution	$ 54
Employee advances	(60)					(60)
Redemption value adjustment, year-to-date	(100)						(100)								100
Distributions to consolidated noncontrolling interests	(14)						(14)
Foreign currency translation adjustment	(137)							(116)		(21)
Net income (loss)	8,842									(118)					90
Net income (loss)	8,960
Ending balance (in shares) at Jun. 30, 2018					2,109									0
Ending balance at Jun. 30, 2018	42,962				$ 21	257,303	(215,435)	(348)		1,421				$ 0	4,852
Beginning balance (in shares) at Dec. 31, 2018					2,392				0					8,120
Beginning balance at Dec. 31, 2018	65,901				$ 24	280,159	(214,242)	(498)	$ 0	458				$ 200,847	3,531
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation (in shares)					5
Equity-based compensation	4,812					4,836				(24)
Amortization of preferred stock discount	(975)													$ 975
Dividends declared - preferred stock	$ (5,583)						(5,583)
Deferred compensation plan distribution (in shares)	2
Deferred compensation plan distribution	$ 73					73
Employee advances	353					353
Contributions from noncontrolling interests	455									455
Reallocation of carrying value	(356)					(234)				(122)					356
Redemption value adjustment, year-to-date	13						13								(13)
Distributions to consolidated noncontrolling interests	(63)									(63)
Foreign currency translation adjustment	205							205							30
Acquisitions (in shares)					60
Acquisitions	3,748				$ 1	3,747
Net income (loss)	528									(294)					(289)
Net income (loss)	822						822
Ending balance (in shares) at Jun. 30, 2019					2,476									8,120
Ending balance at Jun. 30, 2019	69,998				$ 25	289,821	(219,965)	(293)		410				$ 201,822	3,615
Beginning balance (in shares) at Mar. 31, 2019					2,470									8,120
Beginning balance at Mar. 31, 2019	70,595				$ 25	287,129	(216,703)	(483)		627				$ 201,338	3,810
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation (in shares)					5
Equity-based compensation	2,654					2,681				(27)
Amortization of preferred stock discount	(484)													$ 484
Dividends declared - preferred stock	$ (2,791)						(2,791)
Deferred compensation plan distribution (in shares)	1				1
Deferred compensation plan distribution	$ 27
Employee advances	104					104
Redemption value adjustment, year-to-date	(99)						(99)								99
Distributions to consolidated noncontrolling interests	(59)									(59)
Foreign currency translation adjustment	190							190							16
Acquisitions	7					7
Net income (loss)	(19)									(131)					(310)
Net income (loss)	112
Ending balance (in shares) at Jun. 30, 2019					2,476									8,120
Ending balance at Jun. 30, 2019	$ 69,998				$ 25	$ 289,821	$ (219,965)	$ (293)		$ 410				$ 201,822	$ 3,615